Financial Risk Management - Breakdown of the Group's fixed-rate and floating-rate borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Sep. 08, 2021	Dec. 31, 2020
Breakdown of the Group's fixed-rate and floating-rate borrowings
Borrowings		$ 1,465,437	$ 1,439,603	$ 30,500	$ 1,344,817
Short-term borrowings
Breakdown of the Group's fixed-rate and floating-rate borrowings
Borrowings		103,500	156,600
Long term borrowings
Breakdown of the Group's fixed-rate and floating-rate borrowings
Borrowings		972,300	799,400
Fixed rate
Breakdown of the Group's fixed-rate and floating-rate borrowings
Borrowings	[1]	1,075,778	955,978
Variable rate
Breakdown of the Group's fixed-rate and floating-rate borrowings
Borrowings		$ 389,659	$ 483,625

[1]	As of December 31, 2022 includes USD 103.5 million of short-term borrowings (USD 156.6 million as of December 2021) and USD 972.3 million of long-term borrowings (USD 799.4 million as of December 31, 2021).